Investment properties (Details 1) - ARS ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Investment properties	$ 191,099	$ 345,711
Leased Out Farmland [Member]
Statement [Line Items]
Investment properties	11,001	6,202
Rental Properties [Member]
Statement [Line Items]
Investment properties	122,451	287,145
Undeveloped Parcels Of Land [Member]
Statement [Line Items]
Investment properties	54,183	41,356
Properties Under Development [Member]
Statement [Line Items]
Investment properties	3,464	11,008
Investment Property [Member]
Statement [Line Items]
Investment properties	$ 191,099	$ 345,711